Income Taxes	12 Months Ended
May 31, 2012
Income Taxes
16.	INCOME TAXES

Significant components of provision for income taxes for the years ended May 31, 2010, 2011 and 2012 were as follows:

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$

Current:
PRC	7,845	9,390	14,027

Deferred:
PRC	(1,871)	(1,154)	(3,255)

Total provision for income taxes	5,974	8,236	10,772

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

The Company’s subsidiaries Smart Shine, Winner Park and Elite Concept are located in Hong Kong and are subject to an income tax rate of 16.5% for taxable income earned in Hong Kong. These subsidiaries recorded income tax expense of US$208, US$300 and US$11 during the years ended May 31, 2010, 2011 and 2012, respectively.

On March 16, 2007, the National People’s Congress adopted the Enterprise Income Tax Law (the “New EIT Law”), which became effective on January 1, 2008 and replaced the existing separate income tax laws for domestic enterprises and foreign-invested enterprises. Since January 1, 2008, the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries are subject to the 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment.

Enterprises that qualify as a high and new technology enterprise (“HNTE”) after January 1, 2008 are subject to a tax rate of 15% as long as they continue to qualify as HNTE. Beijing Decision, Beijing Hewstone and Xuncheng enjoyed a “3-year half rate” since January 1, 2008, and qualified as HNTE in Beijing for three years commencing from January 1, 2008. As a result, they were subject to a 7.5% tax rate from January 1, 2008 through December 31, 2010 and 15% thereafter.

Enterprises that qualify as the “newly established software enterprise” (“NESE”) are exempt from EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years. Beijing Pioneer and Shanghai Smart Words qualified as NESE and were exempt from income taxes from January 2010 through December 31, 2011, and from January 2011 through December 31, 2012, respectively, and a tax rate of 12.5% through December 31, 2014, and through December 31, 2015, respectively. Beijing Smart Wood satisfies the criteria to be considered a NESE but this status is subject to the approval respective tax authorities scheduled for the end of calendar year ending December 31, 2012; upon approval, Beijing Smart Wood would be exempt from income taxes from January 1, 2012 through December 31, 2013 followed by a 12.5% tax rate through December 31, 2016.

Beijing Haidian School was not required by the governing tax bureau to pay any EIT since its establishment through May 31, 2012. If Beijing Haidian School is required to pay EIT in future, this could have material impact to the financial statements. However, the Group believes that it is more likely than not that any change to the tax treatment of Beijing Haidian School shall be prospectively applied.

Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2011	2012
	US$	US$

Current deferred tax assets
Allowance doubtful accounts	52	49
Accrued expenses	5,451	7,847

Total current deferred tax assets	5,503	7,896
Less: valuation allowance	(166)	(580)

Current deferred tax assets, net	5,337	7,316

Non-current deferred tax assets
Net operating loss carry-forwards	2,718	6,581
Pre-operating expenses	3	1

Total non-current deferred tax assets	2,721	6,582
Less: valuation allowance	(1,724)	(5,344)

Non-current deferred tax assets, net	997	1,238

Non-current deferred tax liabilities
Acquired intangible assets	(1,147)	(112)

Total non-current deferred tax liabilities	(1,147)	(112)

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIE may not be used to offset other subsidiaries’ earnings within the Group.

The Group determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe will ultimately be realized, was US$5,344 as of May 31, 2012, or an increase of US$3,620 from US$1,724 as of May 31, 2011.

As of the year ended May 31, 2012, the Group had net operating loss carried forward of US$27,583 from New Oriental China and its schools and subsidiaries, which will expire on various dates from May 31, 2013 to May 31, 2017.

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31, 2010, 2011 and 2012:

	Years ended May 31,
	2010	2011	2012
	%	%	%

Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	4.96	5.99	3.58
Effect of differential tax rate other than tax holiday	(0.56)	(0.83)	0.11
Effect of tax holiday	(23.43)	(22.63)	(23.99)
Changes in valuation allowance	1.18	(0.03)	2.81

Total provision for income taxes	7.15	7.50	7.51

If the tax holidays granted to Beijing Decision, Beijing Hewstone, Beijing Smart Wood, Shanghai Smart Words, Beijing Pioneer and current tax treatments on certain schools and subsidiaries of New Oriental China were not available, the Group’s income tax expense would have increased by US$19,498, US$24,842 and US$34,416, the basic net income per share attributable to the Company would decrease by US$0.13, US$0.16 and US$0.22 for the years ended May 31, 2010, 2011 and 2012, respectively, and the diluted net income per share attributable to the Company would decrease by US$0.12, US$0.16 and US$0.22 for the years ended May 31, 2010, 2011 and 2012, respectively.

Under the New Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the “place of actual management”. If the Group, or its non-PRC subsidiaries, were to be determined as a PRC resident for tax purposes, they would be subject to a 25% income tax rate on its worldwide income including the income arising in jurisdictions outside the PRC. The Group does not believe that its legal entities organized outside of the PRC are considered PRC residents.

If the Company were to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC schools and subsidiaries to their foreign investors, the withholding tax would be 10%, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIE that are available for distribution was US$395,534 and US$483,100 as of May 31, 2011 and May 31, 2012, respectively. Upon distribution of such earnings, the Company will be subject to PRC EIT taxes, the amount of which is impractical to estimate. The Company did not record any tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and VIE does not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed in a manner that would not be subject to income tax.

The Group did not identify any significant unrecognized tax benefits for the years ended May 31, 2010, 2011 and 2012. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$16 (RMB0.1 million) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.